CONSOLIDATED BALANCE SHEETS CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Investment securities available-for-sale, cost	$ 2,792,326	$ 1,348,227
Investment securities held-to-maturity, market value	$ 424,118	$ 653,101
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares Authorized	160,000,000	160,000,000
Common Stock, Shares, Issued	104,281,794	68,730,731
Treasury Stock, Shares	6,387,508	6,661,644